Revenue From Contracts With Customers - Summary of remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	£ 3,552	£ 3,674	£ 3,841
Deferred income	391	368	400
Committed Sales	485	566	704
Remaining transaction price	876	934	1,104
Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	1,055	1,087	1,266
Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	1,911	1,866	1,658
Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	586	721	917
Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	429	457	626
Deferred income	0	0	1
Committed Sales	0	0	0
Remaining transaction price	0	0	1
Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	200	208	188
Deferred income	1	1	0
Committed Sales	0	0	0
Remaining transaction price	1	1	0
Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	35	35	29
Deferred income	0	0	0
Committed Sales	0	0	0
Remaining transaction price	0	0	0
Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	626	630	640
Deferred income	94	78	95
Committed Sales	0	0	0
Remaining transaction price	94	78	95
Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	1,711	1,658	1,470
Deferred income	273	261	262
Committed Sales	253	332	472
Remaining transaction price	526	593	734
Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	551	686	888
Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	533	660	351
Deferred income	7	12	20
Committed Sales	0	0	7
Remaining transaction price	7	12	27
Other [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	18	26	537
Deferred income	16	16	22
Committed Sales	232	234	225
Remaining transaction price	248	250	247
2023 [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			855
2023 [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			1
2023 [member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			0
2023 [member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			0
2023 [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			56
2023 [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			524
2023 [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			27
2023 [member] | Other [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			247
2024 [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		796	220
2024 [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		0	0
2024 [member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		1	0
2024 [member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		0	0
2024 [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		38	14
2024 [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		496	206
2024 [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		11	0
2024 [member] | Other [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		250	0
2025 [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	775	110
2025 [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0	0
2025 [member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	1	0
2025 [member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		0
2025 [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	50	15
2025 [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	469	94
2025 [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	7	1
2025 [member] | Other [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	248	0
2026 [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	73
2026 [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2026 [member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2026 [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	17
2026 [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	56
2026 [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2026 [member] | Other [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2025 and later [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			29
2025 and later [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			0
2025 and later [member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			0
2025 and later [member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			0
2025 and later [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			25
2025 and later [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			4
2025 and later [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			0
2025 and later [member] | Other [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			£ 0
2026 and later [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		28
2026 and later [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		0
2026 and later [member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		0
2026 and later [member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		0
2026 and later [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		25
2026 and later [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		3
2026 and later [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		0
2026 and later [member] | Other [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		£ 0
2027 and later [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	28
2027 and later [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2027 and later [member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2027 and later [member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2027 and later [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	27
2027 and later [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	1
2027 and later [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2027 and later [member] | Other [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	£ 0